Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 212			$ 1,517	$ 212
Valuation allowance				1,430
Increase in valuation allowance				$ 1,400
Change in ownership interest				50.00%
Uncertain tax positions		$ 0		$ 0
Effective income tax rate	0.00%	0.30%	0.00%	(0.12%)	0.38%
Income tax examination liability under tax receivable agreement		$ 146,100
Effective income tax rate, tax settlements		85.00%
Effective income tax rate, contingencies		15.00%
Deferred tax liability		$ 71,300
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 1,100			$ 600	$ 1,100
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 1,500			600	$ 1,500
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards				6,900
Valuation allowance				$ 1,400